INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
INCOME TAXES
INCOME TAXES

9.INCOME TAXES

As of March 31, 2022 and December 31, 2021, the Company had federal net operating loss carryforwards of approximately $32,500,000 and $30,300,000, respectively, of which approximately $13,000,000 expires at various periods through 2037 and approximately $19,500,000 and $17,300,000, respectively, can be carried forward indefinitely. As of March 31, 2022 and December 31, 2021, the Company had state net operating loss carryforwards of approximately $23,400,000 and $22,400,000, respectively, that expire at various periods through 2042, respectively. At March 31, 2022 and December 31, 2021, the Company had federal and state tax credits of approximately $900,000 and $850,000, respectively, available for future periods that expire at various periods through

2042. The Company has recorded a full valuation allowance against net deferred income tax assets due to a history of losses generated since inception.

11.INCOME TAXES

There was no provision for income taxes for the years ended December 31, 2021 and 2020 due to the Company’s operating losses and a full valuation allowance on deferred tax assets.

The Company completed research and development studies covering all tax years currently under the applicable statute of limitations. The benefits of the study are reflected in the 2021 and 2020 financial statements as a tax credit receivable in the amount of approximately $141,000 and $179,000, respectively.

Significant components of the Company’s deferred tax assets and liabilities as of December 31 are as follows:

	2021	2020
Deferred tax assets:
Operating loss carryforwards	$7,775,000	$6,600,000
Research and development tax credit	850,000	700,000
Other	325,000	700,000
Total deferred tax assets	8,950,000	8,000,000
Deferred tax liability:
Intangibles	(300,000)	(250,000)
Total deferred tax liabilities	(300,000)	(250,000)
Net deferred tax assets before valuation allowance	8,650,000	7,750,000
Valuation allowance	(8,650,000)	(7,750,000)
Net deferred tax asset	$—	$—

The Company has provided a valuation allowance against the deferred tax assets as it has incurred significant losses since its inception. Management currently believes that it is more likely than not that the deferred tax assets will not be realized in the future. The change in the valuation allowance during 2021 was an increase of $900,000.

At December 31, 2021, the Company had federal net operating loss (“NOL”) carryforwards of approximately $30,300,000 of which approximately $13,000,000 expire at various periods through 2037 and approximately $17,300,000 can be carried forward indefinitely. The Company also had state NOL carryforwards of approximately $22,400,000 that expire at various periods through 2041. At December 31, 2021, the Company had federal and state tax credits of approximately $850,000 available for future periods that expire at various periods through 2041. Due to changes in ownership provisions of the Internal Revenue Code, the availability of the Company's NOL carryforwards may be subject to annual limitations under Section 382 of the Internal Revenue Code against taxable income in the future period, which could substantially limit the eventual utilization of such carryforwards.

The Company applies the standards on uncertainty in income taxes. The Company did not have any significant unrecognized tax benefits during the year ended December 31, 2020. The Company’s U.S. federal operating losses have occurred since its inception and as such, tax years subject to potential tax examination could apply from that date because the utilization of net operating losses from prior years opens the relevant year to audit by the IRS and/or state taxing authorities.

The Company’s income tax provision was computed using the federal statutory rate and average state statutory rates, net of related federal benefit. The following represents a reconciliation of the statutory income tax rates to the effective rates at December 31:

	2021	2020
Reconciliation to statutory rates
Expected federal income taxes benefit at statutory rates	(21.0)%	(21.0)%
Expected state tax benefit at statutory rates, net of federal benefit	(8.0)	(8.0)
Change in valuation allowance	25.7	29.0
Forgiveness of PPP Loan	3.3	—
Income tax expense (benefit)	—%	—%